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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: 12/31/10

Check here if Amendment [X]; Amendment Number:

This Amendment (Check only one):	[X] is a restatement
					[__] adds new holding entries

Institutional Investment Manager Filing this Report:

Name:		EMS Capital LP
Address:	499 Park Avenue, 11th Floor
		New York, NY 10022

Form 13F File Number 28-13151

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that al information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name: 	Kevin J. Barrett
Title:	Chief Financial Officer
Phone:	212-891-2713

Signature, Place and Date of Signing:

Kevin J. Barrett	New York, NY	February 14, 2011
----------------	------------	----------------
  [Signature]		[City, State]	    [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here is no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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Form 13F Summary Page

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	27

Form 13F Information Table Value Total: $427,766
					(thousands)

List of other Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state NONE and omit the column headings and list entries.]

	NONE



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
                     											 Voting Authority
													 ----------------

			Title of               Market Value    Share/Prn   Share/    Put /  Investment
Name of Issuer        	  Class     Cusip      (x$1000)(USD)    Amount      Prn      Call   Discretion  Sole     Shared  None
--------------		--------    -----      -------------   ----------  -------   -----  ----------	----     ------  -----
AMAZON.COM		  COM	    023135106	  12,600	 70,000	   SH		    SOLE	  70,000
AMERICAN APPAREL INC (ASE)COM       023850100      2,193      1,321,000    SH               SOLE       1,321,000
APPLE INC		  COM	    037833100	  27,418	 85,000	   SH		    SOLE	  85,000
BLACKSTONE GROUP LP/THE   COM 	    09253U108	  18,133      1,281,500	   SH	  	    SOLE       1,281,500
COMCAST CORP-CLA (NMS)    COM	    20030N101	  24,167      1,100,000	   SH		    SOLE       1,100,000
COMVERSE TECHNOLOGY INC	  COM	    205862402	  12,741      1,755,000	   SH		    SOLE       1,755,000
E*TRADE FINANCIAL CORP	  COM	    269246401	   5,680        355,000    SH		    SOLE         355,000
   (NMS)
EQUINIX INC (NMS)	  COM	    29444U502	  66,885	823,100	   SH		    SOLE	 823,100
FINANCIAL SELECT	  COM	    81369Y605	  10,527        660,000	   SH		    SOLE         660,000
   SECTOR SPDR
FORD MOTOR CO		  COM	    345370860	   5,037	300,000	   SH		    SOLE	 300,000
GENERAL MOTORS CO	  COM	    37045V100	  16,034	435,000	   SH		    SOLE	 435,000
GENZYME CORP	 	  COM	    372917104	   6,002	 84,300	   SH		    SOLE	  84,300
GLOBE SPECIALTY METALS    COM	    37954N206	  11,109	650,000	   SH		    SOLE	 650,000
   INC - DEL
GOOGLE INC CL-A		  CL A	    38259P508	  35,638	 60,000	   SH		    SOLE	  60,000
GRANITE BROADCASTING-	  WRT	    387241110	   0		  5,569	   SH		    SOLE	   5,569
   CW12(USD)
J CREW GROUP INC          COM	    46612H402	   9,793	227,000	   SH		    SOLE	 227,000
LYONDELLBLASELL INDU-     CL A      N53745100     12,040	350,000	   SH		    SOLE	 350,000
   CLA (NYS)
MADISON SQUARE GAR INC    COM	    55826P100	   1,289 	 50,000	   SH		    SOLE	  50,000
	A-W/I
MASTERCARD INC CLASS A	  CL A	    57636Q104	  10,085	 45,000	   SH    	    SOLE	  45,000
MENTOR GRAPHICS CORP (NMS)COM	    587200106	     667	 55,594	   SH		    SOLE	  55,594
METROPCS COMMUNICATIONS   COM	    591708102	  15,156      1,200,000    SH		    SOLE       1,200,000
	INC
OCH-ZIFF CAPITAL 	  COM	    67551U105	   4,456        286,000	   SH		    SOLE	 286,000
   MANAGEMENT (NYS)
PRICELINE COM INC	  COM	    741503403	  25,971	 65,000	   Sh		    SOLE	  65,000
ROYAL CARIBBEAN CRUISES   COM	    V7780T103	  34,075        725,000	   SH		    SOLE         725,000
   LTD (NYS)
TRAVELZOO INC		  COM	    89421Q106	   6,720	163,038	   SH		    SOLE	 163,038
VIACOM INC-CLASSB         CL B	    92553P201	  31,688	800,000	   SH		    SOLE	 800,000
WEYERHAEUSER CO (NYS)	  COM	    962166104	  21,662      1,144,300	   SH		    SOLE       1,144,300